Cumulative Preferred Stock (Characteristics of the First Preferred Shares) (Details) - $ / shares		12 Months Ended
	Aug. 15, 2020	Dec. 31, 2022
Series A Preferred Stock
Class of Stock [Line Items]
Initial Yield		4.40%
Current Annual Dividend	$ 0.5456	$ 0.5456
Earliest Redemption and/or Conversion Option Date		August 15, 2025
Redemption Value		$ 25.00
Preferred Stock, Conversion Basis		Right to Convert on a one for one basis
Conversion of Stock, Type of Stock Converted		Series B
Series A Preferred Stock | Minimum
Class of Stock [Line Items]
Initial Yield		1.84%
Series C Preferred Stock
Class of Stock [Line Items]
Initial Yield		4.10%
Current Annual Dividend	1.1802	$ 1.1802
Earliest Redemption and/or Conversion Option Date		August 15, 2023
Redemption Value		$ 25.00
Preferred Stock, Conversion Basis		Right to Convert on a one for one basis
Conversion of Stock, Type of Stock Converted		Series D
Series C Preferred Stock | Minimum
Class of Stock [Line Items]
Initial Yield		2.65%
Series F Preferred Stock
Class of Stock [Line Items]
Initial Yield		4.202%
Current Annual Dividend	$ 1.0505	$ 1.0505
Earliest Redemption and/or Conversion Option Date		February 15, 2025
Redemption Value		$ 25.00
Preferred Stock, Conversion Basis		Right to Convert on a one for one basis
Conversion of Stock, Type of Stock Converted		Series G
Series F Preferred Stock | Minimum
Class of Stock [Line Items]
Initial Yield		2.63%
Series B Preferred Stock
Class of Stock [Line Items]
Initial Yield		2.393%
Earliest Redemption and/or Conversion Option Date		August 15, 2025
Redemption Value		$ 25.00
Preferred Stock, Conversion Basis		Right to Convert on a one for one basis
Conversion of Stock, Type of Stock Converted		Series A
Series B Preferred Stock | Minimum
Class of Stock [Line Items]
Initial Yield		1.84%
Series H Preferred Stock
Class of Stock [Line Items]
Initial Yield		4.90%
Current Annual Dividend		$ 1.2250
Earliest Redemption and/or Conversion Option Date		August 15, 2023
Redemption Value		$ 25.00
Preferred Stock, Conversion Basis		Right to Convert on a one for one basis
Conversion of Stock, Type of Stock Converted		Series I
Series H Preferred Stock | Minimum
Class of Stock [Line Items]
Initial Yield		4.90%
Series J Preferred Stock
Class of Stock [Line Items]
Initial Yield		4.25%
Current Annual Dividend		$ 1.0625
Earliest Redemption and/or Conversion Option Date		May 15, 2026
Redemption Value		$ 25.00
Right to Convert on a one for one basis		Series K
Series J Preferred Stock | Minimum
Class of Stock [Line Items]
Initial Yield		4.25%
Series E Preferred Stock
Class of Stock [Line Items]
Initial Yield		4.50%
Current Annual Dividend		$ 1.1250
Redemption Value		25.00
Series E Preferred Stock | After August 15, 2022
Class of Stock [Line Items]
Redemption Value		$ 25.00
Series L Preferred Stock
Class of Stock [Line Items]
Initial Yield		4.60%
Current Annual Dividend		$ 1.1500
Earliest Redemption and/or Conversion Option Date		November 15, 2026
Redemption Value		$ 26.00
Series L Preferred Stock | On Or After November 15, 2026 to November 15, 2027
Class of Stock [Line Items]
Redemption Value		26.00
Series L Preferred Stock | After November 15, 2027 To November 15, 2030
Class of Stock [Line Items]
Preferred Stock, Redemption Price, Annual Decrease		0.25
Series L Preferred Stock | After November 15, 2030
Class of Stock [Line Items]
Redemption Value		25.00
Series D Preferred Stock
Class of Stock [Line Items]
Redemption Value		25.00
Series D Preferred Stock | After August 15, 2023
Class of Stock [Line Items]
Redemption Value		25.50
Series G Preferred Stock
Class of Stock [Line Items]
Redemption Value		25
Series G Preferred Stock | After February 15, 2025
Class of Stock [Line Items]
Redemption Value		25.5
Series I Preferred Stock
Class of Stock [Line Items]
Redemption Value		$ 25
Series I Preferred Stock | Minimum
Class of Stock [Line Items]
Initial Yield		2.54%
Series I Preferred Stock | After August 15, 2023
Class of Stock [Line Items]
Redemption Value		$ 25.5